PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 24,055	$ 37,437	$ 121,078	$ 129,985
Legal patent costs capitalized	6,638		49,480
Accumulated depreciation			37,177	28,537
Write off of intangibles				58,522
Amortization expense	$ 10,899	$ 10,821	43,518	42,663
Patents [Member]
Patent costs capitalized			49,480	45,930
Property and Equipment [Member]
Depreciation expense			$ 8,640	$ 8,640